Note 6 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022	[1],[2]
income by operating segment [Line Items]
Interest income (expense)		€ (25,267)	€ (23,089)	€ (19,124)
Gross profit		35,481	29,542	24,743
Profit (loss) before tax		15,405	12,419	10,268	[3]
Profit (loss), attributable to owners of parent		(10,054)	(8,019)	(6,358)	[4]
SPAIN
income by operating segment [Line Items]
Interest income (expense)		(6,435)	(5,620)	(3,774)
Gross profit		9,490	7,888	6,112
Profit (loss) before tax		5,309	3,897	2,610
Profit (loss), attributable to owners of parent		(3,784)	(2,720)	(1,667)
MEXICO
income by operating segment [Line Items]
Interest income (expense)		(11,556)	(11,054)	(8,378)
Gross profit		15,337	14,267	10,734
Profit (loss) before tax		7,522	7,329	5,620
Profit (loss), attributable to owners of parent		(5,447)	(5,319)	(4,131)
TURKEY
income by operating segment [Line Items]
Interest income (expense)		(1,492)	(1,869)	(2,611)
Gross profit		4,212	2,981	3,172
Profit (loss) before tax		1,741	1,324	1,636
Profit (loss), attributable to owners of parent		(611)	(527)	(505)
South America [Member]
income by operating segment [Line Items]
Interest income (expense)		(5,589)	(4,394)	(4,138)
Gross profit		5,405	4,331	4,265
Profit (loss) before tax		1,342	1,189	1,434
Profit (loss), attributable to owners of parent		(635)	(601)	(738)
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)		(741)	(539)	(332)
Gross profit		1,458	1,103	790
Profit (loss) before tax		634	489	277
Profit (loss), attributable to owners of parent		(500)	(396)	(240)
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)	[5]	546	386	109
Gross profit	[5]	(421)	(1,029)	(329)
Profit (loss) before tax	[5]	(1,142)	(1,809)	(1,309)
Profit (loss), attributable to owners of parent	[5]	€ 924	€ 1,544	€ 922

[1]	(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
[2]
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).

[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[5]	(1) Adjustments include the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17).